Nov. 1, 2005


Securities and Exchange Commission
450 Fifth St. N.W. Mail Stop 5-6
Washington, D.C.  20549-1004

ATTN:    Mr. Mark Cowan
         Document Control - EDGAR

Re:      AXP Variable Portfolio - Money Market Series, Inc.
             RiverSource(SM) Variable Portfolio - Cash Management Fund Post-Effective Amendment No. 43
         File No. 2-72584/811-3190

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above referenced fund do not differ from that contained in the Registrant's Post-Effective Amendment No. 43 (Amendment). This Amendment was filed electronically on Oct. 27, 2005.

If you have any questions, please contact either Christopher O. Petersen at
(612) 671-4321, Boba Selimovic at (612) 671-7449 or Anna Butskaya at (612)
671-4993.

Sincerely,



/s/ Christopher O. Petersen
----------------------------
    Christopher O. Petersen
    Counsel
    Ameriprise Financial, Inc.